Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Massachusetts (97.7%)
Acton & Boxborough Regional School District GO	2.125%	3/1/43	150	100
Andover MA GO	4.000%	11/15/33	560	582
Andover MA GO	4.000%	11/15/34	455	471
Ashland KY GO	3.000%	8/1/47	3,180	2,452
Ashland KY GO	3.000%	8/1/52	2,890	2,141
Ashland MA GO	2.250%	5/15/51	1,930	1,159
Attleboro MA GO	2.625%	10/15/50	3,335	2,195
Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	456
Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	489
Billerica MA GO BAN	4.000%	9/18/23	25,432	25,548
Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	90
Boston MA GO	5.000%	5/1/36	2,725	2,984
Boston MA GO	5.000%	11/1/40	5,205	5,790
Boston MA GO	5.000%	11/1/41	1,600	1,811
Braintree MA GO	3.000%	6/1/34	1,810	1,700
Braintree MA GO	3.000%	6/1/36	1,790	1,599
Braintree MA GO	3.000%	6/1/37	395	345
Braintree MA GO	3.375%	6/1/37	120	111
Braintree MA GO	4.000%	6/1/42	625	620
Bristol County MA GO	5.250%	6/1/45	4,405	4,878
Bristol County MA GO	4.000%	6/1/51	9,485	8,844
Brockton MA GO	4.000%	8/1/47	4,470	4,206
Brockton MA GO	4.000%	8/1/52	12,290	11,456
Burlington MA GO	2.750%	1/15/41	600	472
Burlington MA GO	2.750%	1/15/42	620	477
Burlington MA GO	2.750%	1/15/43	635	483
Burlington MA GO	2.750%	1/15/44	655	491
Burlington MA GO	2.750%	1/15/46	1,360	990
Burlington MA GO	2.750%	1/15/50	2,565	1,785
Canton MA GO	2.500%	3/15/38	150	120
Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	504
Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,572
Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,083
Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	939
Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,173
Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	998
Chicopee MA GO	3.000%	8/15/35	380	346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	583
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	2,971
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,350
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,500	2,561
[1]	Commonwealth of Massachusetts GO	5.500%	8/1/30	300	352
	Commonwealth of Massachusetts GO	5.000%	7/1/32	1,500	1,561
	Commonwealth of Massachusetts GO	4.000%	9/1/32	550	567
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,500	5,849
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	16,799
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,284
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,611
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,160	1,050
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	162
	Commonwealth of Massachusetts GO	5.000%	7/1/36	5,795	6,099
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,354
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,245
	Commonwealth of Massachusetts GO	5.000%	7/1/37	8,495	8,916
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,290
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,382
	Commonwealth of Massachusetts GO	5.000%	1/1/39	1,500	1,620
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	661
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	5,542
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,505	2,983
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,190
	Commonwealth of Massachusetts GO	4.000%	2/1/40	5,000	4,954
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	4,954
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	219
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,388
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,145	1,218
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	201
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,150	8,239
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,681
	Commonwealth of Massachusetts GO	4.000%	2/1/42	1,475	1,444
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,079
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,189
	Commonwealth of Massachusetts GO	3.000%	11/1/42	300	241
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	1,964
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	537
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,111
	Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,471
	Commonwealth of Massachusetts GO	5.000%	1/1/45	1,150	1,212
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,637
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,174
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,398
	Commonwealth of Massachusetts GO	4.000%	12/1/46	5,700	5,460
	Commonwealth of Massachusetts GO	3.000%	3/1/47	9,680	7,422
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,748
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	4,734
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,555	4,222
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,040
	Commonwealth of Massachusetts GO	3.000%	7/1/48	915	694
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,690
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,088
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	946
	Commonwealth of Massachusetts GO	3.000%	4/1/49	3,555	2,680
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,738
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,446
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,182
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,367
	Commonwealth of Massachusetts GO	5.000%	10/1/52	2,770	2,992
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	5,000	5,021
[2]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	310	336
[2]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	3,470	3,852
[2,3]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/34	27,115	32,305
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	1,815	1,862
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	198
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	9,500
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,877
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	8,362
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,485
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	14,000	14,703
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	10,651
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	459
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,000	4,286
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	1,100	1,158
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	28,167
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,060	14,185
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	5,965	6,416
	Dedham MA GO	3.000%	6/1/32	890	876
	Dedham MA GO	3.000%	6/1/33	890	857
	Dedham MA GO	3.000%	6/1/34	890	836
	Dedham MA GO	3.000%	6/1/35	880	821
	Dedham MA GO	3.000%	6/1/36	880	803
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,310
	Easthampton MA GO	3.000%	6/1/37	1,190	1,046
	Easthampton MA GO	3.000%	6/1/38	1,895	1,647
	Easthampton MA GO	3.000%	6/1/39	70	60
[4]	Easton MA GO	5.000%	6/1/37	245	274
	Easton MA GO	2.000%	10/15/37	265	193
[4]	Easton MA GO	5.000%	6/1/38	830	922
	Easton MA GO	2.125%	10/15/38	1,155	843
[4]	Easton MA GO	5.000%	6/1/39	1,015	1,126
	Easton MA GO	2.250%	10/15/40	810	573
[4]	Easton MA GO	4.000%	6/1/41	1,090	1,070
	Easton MA GO	2.250%	10/15/41	615	426
	Easton MA GO	2.500%	10/15/46	2,000	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fall River MA GO	3.000%	12/1/36	2,265	1,999
	Fall River MA GO	3.000%	12/1/37	2,335	2,016
	Fall River MA GO	2.000%	12/1/40	155	104
	Fall River MA GO BAN	4.000%	2/2/24	25,000	25,138
	Framingham MA GO	3.000%	12/15/35	900	812
	Framingham MA GO	2.000%	12/15/39	1,215	848
	Framingham MA GO	2.000%	12/15/40	1,235	834
	Framingham MA GO	2.000%	12/15/41	1,245	822
[4]	Gardner MA GO	2.000%	8/1/39	1,230	862
	Gardner MA GO	4.000%	1/15/45	1,650	1,578
[4]	Gardner MA GO	2.125%	8/1/46	1,160	711
	Gardner MA GO	4.125%	1/15/48	2,930	2,801
	Gloucester MA GO	2.000%	9/15/40	855	582
	Gloucester MA GO	2.125%	9/15/42	885	589
	Gloucester MA GO	2.125%	9/15/43	655	430
	Greater Fall River Vocational School District GO BAN	4.500%	12/1/23	25,000	25,152
	Groton MA GO BAN	4.000%	2/16/24	5,187	5,214
	Harvard MA GO	3.000%	8/15/35	1,260	1,176
	Hingham MA GO BAN	4.000%	2/16/24	5,543	5,579
	Lawrence MA GO	4.000%	2/1/35	2,390	2,484
	Lawrence MA GO	3.000%	2/1/49	3,790	2,823
	Lawrence MA GO	4.000%	6/1/49	1,800	1,683
	Lawrence MA GO	4.125%	6/1/51	2,165	2,062
	Lawrence MA GO	4.125%	6/1/52	2,175	2,072
	Leominster MA GO	4.000%	3/1/34	400	419
	Leominster MA GO	4.000%	3/1/36	675	688
	Leominster MA GO	3.000%	3/1/42	125	101
	Leominster MA GO	3.000%	3/1/52	4,000	2,924
	Leominster MA GO BAN	4.000%	2/2/24	7,565	7,598
	Lexington MA GO	3.625%	2/1/49	450	384
	Lincoln MA GO	3.125%	3/1/37	1,880	1,721
	Lincoln MA GO	3.250%	3/1/40	1,150	1,008
	Littleton MA GO	3.250%	6/15/38	205	186
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,360
	Lowell MA GO	4.000%	9/1/30	1,935	2,055
	Lowell MA GO	3.000%	9/1/33	2,170	2,059
	Lowell MA GO	3.000%	9/1/34	2,215	2,071
	Lowell MA GO	2.125%	9/1/42	1,040	692
	Lowell MA GO	2.125%	9/1/43	895	586
	Ludlow MA GO	4.000%	2/1/29	725	754
	Ludlow MA GO	4.000%	2/1/30	855	887
	Ludlow MA GO	4.000%	2/1/31	685	708
	Ludlow MA GO	3.000%	2/1/49	250	186
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,768
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,833
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	4,950	5,184
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,329
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,240	1,533
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	210	260
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	127
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	382
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,105
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,145	7,369
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	5,592
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,690
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,246
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,163
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,761
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	8,035
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,111
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	3,983
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	7,440	7,809
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,155	13,284
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	10,000	10,858
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,335
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,361
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,823
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	190
[2]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,701
[2]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	5,961
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	3,690	3,723
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,262
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	2,500	2,509
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	677
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	997
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	25
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	610	614
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	659
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	4,485	4,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	188
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,617
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	231
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,377
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	362
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	56
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	572
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,223
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	106
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	815
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,631
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,916
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,767
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,675
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,368
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,010
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,332
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,066
[1]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,570
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,027
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,232
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,290
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,874
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	42
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	218
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,187
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	2,040	2,134
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	343
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	3,686
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	769
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	169
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	776
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,144
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	519
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	355
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	462
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,305
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	656
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,568
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	967
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,364
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	150
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	465	476
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	132
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	526
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	319
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	115
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,689
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,127
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	787

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,429
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	6,620	7,063
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,016
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	724
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,013
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,085
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,491
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	530
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,070	2,110
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	359
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,038
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,649
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	2,300	2,166
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,001
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,252
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	495
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	746
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	355
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,445
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	594
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	750	868
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	650
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,728
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,798
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,163
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,172
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	507
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,660	6,669
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	375
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,472

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,865
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,330	2,666
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,198
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,267
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	738
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	629
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,653
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,898
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	397
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	951
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	353
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	755	859
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,880
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	687
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	175	176
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,818
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,786
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	285
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	691
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,008
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	665	756
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	389
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,755
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,235	3,254
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	147
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,018
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	928
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	150	154
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	606

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	19,420	22,456
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,156
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	419
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,922
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,925	7,970
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,000	872
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	873
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	298
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,803
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	990	955
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	7,372
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	503
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	2,944
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,000	2,007
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	11,000	11,045
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,649
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	1,945	1,781
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	530	532
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	81
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,605
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,052
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	760
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,120	3,490
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,050	4,088
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	9,369
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,500	8,508
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,761
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	7,970	6,439
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,500	2,737
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	14,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	817
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,171
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	10,100	11,426
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	2,205	1,717
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	1,130	1,284
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	7,085
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,186
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	3,544
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,060	5,154
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	81
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,500	2,510
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,003
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	748
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	471
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,180	1,162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,221
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,982
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,977
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,709
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	535
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,496
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,673
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,429
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,143
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,120	2,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	840
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,632
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,247
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,943
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	3,785
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,491
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	733
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	304
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,477
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,045
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	839
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,585	1,656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,042
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,253
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	507
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	1,732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	323
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	709
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	527
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,232
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	326
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	584
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	215
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	8,470	8,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,575	1,623
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	212
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,293
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	271
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	369
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	8,000	8,153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	5,809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,034
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,482
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,400	2,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	380
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	414
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	12,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,403
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	724
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	1,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	7,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,180	2,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,430	3,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	12,371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,308
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	7,670
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	14,065	10,626
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,800	7,127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	1,812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	5,381
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,020
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,650	3,700
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	1,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	2,265	2,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	2,345	2,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,225	7,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	79
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	411
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	5,590	5,215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,500	7,813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	4,230	4,305
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	7,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,160	1,290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/23	2,215	2,235
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	10
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	482
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	307
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	327
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	298
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	5/1/35	1,765	1,836
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	730
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	867
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	717
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,221
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,219
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,257
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,516
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	900
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,185
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	240	226
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,329
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	6,650
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	136
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	190
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	206
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	228
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	555
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	255
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	267
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	285	298
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,202
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,557
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,191
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,566
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,035
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	272
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	1,480	1,404
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,744
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,827
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,058
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	218
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	7,500	7,390
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	639
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,289
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	519
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,758
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,087
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,085
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,310	4,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,563
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	3/2/23	200	200
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.610%	3/1/23	55,800	55,800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/23	8,750	8,734
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	29,645	30,004
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	611
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,136
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,608
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	815
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	249
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	549
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	544
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	560
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	175	138
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	580
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	96
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	273
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/37	880	800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	591
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	651
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	432
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	1,938
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	354
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	5,911
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	215	213
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	464
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	963
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,393
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	85	85
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,501
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	780
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	240	240
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	180	180
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	4,000	3,850
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	624
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,810	2,792
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,660	1,666
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,508
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,850	2,101
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	786
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,750	1,813
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	100	65
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,460	2,374
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,420	1,368
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,755
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	915	911
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,022
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,398
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,210
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	12,825	13,711
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,500	2,509
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,584
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,846
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,002
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,825
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	936
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,487
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,430
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,708
[6,7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.610%	3/1/23	7,445	7,445
[6,7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.610%	3/1/23	7,445	7,445
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	747
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	660
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	602
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,049
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	742
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	589
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	972
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	964
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	2,000	1,844
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	1,840	1,659
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,080
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	564
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,114
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,063
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	951
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,115
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	669
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	775
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	741
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,060
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	551
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	677
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	548
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,343
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,698
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,624
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,662
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	3,903
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	14,000	14,554
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,718
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,140
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	129
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	26,009
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,411
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,505
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,638
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	774
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	905
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	705
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,034
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	587
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	782
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,012
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	640
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	251
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	1,984
[5]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	4,147
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,385
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	588
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	860
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,465
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	538
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	871
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,344
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	2,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	881
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	305	341
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,352
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	9,843
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,875
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,213
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,451
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,116
[10]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,331
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,495
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,653
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,365
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	878
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	412
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,308
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	237
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,347
	Medford MA GO	3.000%	7/15/30	755	746
	Medford MA GO	3.000%	7/15/31	780	767
	Medford MA GO	3.000%	7/15/32	810	780
	Medford MA GO	3.000%	7/15/33	830	793
	Medford MA GO	3.000%	7/15/34	860	807
	Medford MA GO	3.000%	7/15/35	885	820
	Medford MA GO	3.000%	7/15/36	910	822
	Middleborough MA GO	2.000%	10/1/39	1,450	1,023
	Middleborough MA GO	2.000%	10/1/40	1,450	991
	Middleborough MA GO	2.000%	10/1/41	1,450	968
	Middleborough MA GO	2.250%	10/1/45	5,800	3,736
	Middleborough MA GO	2.350%	10/1/49	5,050	3,157
	Middleton MA GO	2.125%	12/15/42	2,635	1,762
	Milford MA GO	2.250%	12/1/44	6,600	4,312
	Milford MA GO	2.125%	12/1/48	4,000	2,404
	Milford MA GO	2.500%	12/1/51	5,335	3,399
	Millbury MA GO	4.000%	8/15/41	905	888
	Millbury MA GO	4.000%	8/15/42	905	880
	Millbury MA GO	4.000%	8/15/47	4,390	4,130
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	14
	Montague MA GO	2.375%	2/1/38	140	109
	Needham MA GO	3.000%	7/15/35	765	717
	New Bedford MA GO	3.000%	3/1/34	335	316
	New Bedford MA GO	3.000%	3/1/35	395	364
	New Bedford MA GO	3.000%	3/1/37	235	205

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Bedford MA GO	4.000%	9/1/40	1,460	1,445
New Bedford MA GO	4.000%	9/1/41	1,520	1,491
New Bedford MA GO	4.000%	9/1/42	1,565	1,522
New Bedford MA GO	2.250%	9/1/43	825	553
New Bedford MA GO	3.250%	3/1/44	885	735
New Bedford MA GO	4.000%	9/1/52	7,500	6,991
Newton MA GO	3.000%	4/1/33	3,440	3,317
North Middlesex Regional School District GO BAN	4.000%	2/2/24	19,532	19,666
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	934
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	954
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	985
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,014
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,047
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,084
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,119
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,153
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,109
Norwood MA GO	4.000%	3/15/33	1,155	1,236
Norwood MA GO	3.000%	3/15/42	595	481
Norwood MA GO	4.000%	9/15/42	4,285	4,172
Norwood MA GO	4.000%	9/15/47	10,000	9,566
Orange MA GO	3.000%	6/1/36	400	356
Orange MA GO	3.000%	6/1/51	2,795	2,055
Palmer MA GO	4.000%	11/30/23	770	774
Peabody MA GO	3.500%	7/1/37	115	107
Pittsfield MA GO	4.000%	12/1/47	1,390	1,300
Plymouth MA GO	3.000%	5/1/32	1,625	1,574
Plymouth MA GO	2.000%	5/1/34	1,000	810
Quincy MA GO	4.000%	7/7/23	10,000	10,024
Quincy MA GO	4.000%	6/1/31	1,235	1,325
Quincy MA GO	5.000%	6/1/32	275	325
Quincy MA GO	5.000%	7/1/32	450	533
Quincy MA GO	3.000%	6/1/33	1,330	1,265
Quincy MA GO	3.000%	6/1/34	1,360	1,278
Quincy MA GO	3.000%	7/1/34	200	188
Quincy MA GO	5.000%	6/1/36	750	853
Quincy MA GO	4.000%	6/1/37	500	506
Quincy MA GO	2.000%	7/1/37	170	125
Quincy MA GO	5.000%	9/15/37	600	679
Quincy MA GO	4.000%	6/1/38	500	499
Quincy MA GO	4.000%	9/15/38	715	714
Quincy MA GO	4.000%	6/1/39	500	496
Quincy MA GO	4.000%	6/1/40	750	742
Quincy MA GO	4.000%	9/15/40	650	643
Quincy MA GO	4.000%	6/1/41	260	255
Quincy MA GO	4.000%	9/15/41	355	348
Quincy MA GO	4.000%	6/1/42	390	379
Quincy MA GO	4.000%	9/15/42	275	267
Quincy MA GO	2.000%	1/15/46	3,000	1,781
Quincy MA GO	2.000%	6/1/46	2,155	1,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quincy MA GO	5.000%	6/1/47	1,000	1,128
	Quincy MA GO	5.000%	6/1/50	2,000	2,149
	Quincy MA GO	4.000%	7/1/51	1,000	932
	Quincy MA GO	5.000%	7/1/51	1,500	1,611
	Quincy MA GO BAN	5.000%	1/12/24	15,000	15,218
	Randolph MA GO	3.375%	9/15/35	830	801
	Randolph MA GO	3.375%	9/15/36	785	739
	Rowley MA GO	3.500%	7/15/43	1,625	1,430
	Salem MA GO	3.000%	9/15/34	620	579
	Salem MA GO	3.000%	9/15/35	585	531
	Salem MA GO	3.000%	9/15/36	605	538
	Salisbury MA GO	2.000%	8/1/28	400	371
	Saugus MA GO	3.000%	9/15/31	930	914
	Saugus MA GO	3.000%	9/15/32	800	769
	Saugus MA GO	3.000%	9/15/33	980	935
	Saugus MA GO	3.000%	9/15/35	135	125
	Saugus MA GO	3.000%	9/15/36	1,500	1,351
	Sharon MA GO	3.000%	2/15/32	2,040	1,967
	Somerville MA GO	4.000%	6/1/31	730	788
	Somerville MA GO	3.000%	6/1/32	1,050	1,017
	Somerville MA GO	3.000%	6/1/33	750	722
	Somerville MA GO	2.000%	6/1/40	1,755	1,201
	Springfield MA GO	4.000%	3/1/31	1,250	1,318
	Springfield MA GO	4.000%	3/1/39	965	958
	Springfield MA GO	4.000%	3/1/40	1,400	1,385
	Springfield MA GO	4.000%	3/1/41	2,080	2,041
	Springfield MA GO	4.000%	3/1/42	1,155	1,124
[4]	Springfield MA GO	3.500%	3/1/47	210	177
[6,7]	Springfield MA GO TOB VRDO	3.050%	3/2/23	6,165	6,165
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	160
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	367
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	343
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	368
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	417
	Stoneham MA GO	2.500%	1/15/52	1,960	1,261
	Stoughton MA GO	3.000%	10/15/32	1,920	1,846
	Stoughton MA GO	3.000%	10/15/35	370	337
	Swampscott MA GO	3.000%	3/1/52	2,500	1,821
	Taunton MA GO	4.000%	8/15/31	915	959
	Taunton MA GO	4.000%	8/15/33	775	810
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,603
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	2,000	2,260
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	387
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,254
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	395
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,794
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,370
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,721
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,068
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,081
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	24,430	25,457
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	4,792
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	17,870	19,032
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,977
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,095
	Upton MA GO	2.250%	8/15/46	150	96
	Wakefield MA GO	4.000%	9/15/47	3,095	2,993
	Watertown MA GO	3.375%	4/15/42	100	87
	Webster Town MA GO	5.000%	12/1/24	355	366
	West Springfield MA GO	2.000%	5/15/37	840	620
	West Springfield MA GO	2.000%	5/15/38	840	608
	West Springfield MA GO	2.000%	5/15/39	835	590
	West Springfield MA GO	2.000%	5/15/40	835	571
	West Springfield MA GO	2.000%	5/15/41	835	558
	West Springfield MA GO	2.125%	5/15/42	705	472
	West Springfield MA GO	2.125%	5/15/43	705	465
	West Springfield MA GO	2.250%	5/15/46	2,115	1,349
	Westwood MA GO	4.000%	8/15/52	4,605	4,440
	Weymouth MA GO	2.000%	9/15/40	505	342
	Weymouth MA GO	2.000%	9/15/45	2,355	1,432
	Weymouth MA GO	2.250%	9/15/50	5,000	3,004
	Worcester MA GO	3.000%	2/1/32	230	222
	Worcester MA GO	3.000%	2/1/33	2,155	2,057
[4]	Worcester MA GO	4.000%	2/1/33	4,900	5,185
[4]	Worcester MA GO	4.000%	2/1/35	4,325	4,476
[4]	Worcester MA GO	5.000%	2/15/37	2,000	2,235
	Worcester MA GO	2.250%	2/1/40	100	72
[4]	Worcester MA GO	4.000%	2/15/40	2,410	2,385
[4]	Worcester MA GO	2.000%	2/15/43	300	191
[4]	Worcester MA GO	2.500%	2/1/44	4,550	3,187
[4]	Worcester MA GO	2.000%	2/15/44	1,940	1,210
	Worcester MA GO	4.000%	6/1/44	535	515
	Worcester MA GO	4.000%	6/1/46	480	455
	Worcester MA GO	2.000%	2/1/48	3,140	1,864
	Worcester MA GO	2.000%	2/1/49	3,200	1,961
	Worcester MA GO	2.125%	2/1/50	3,325	1,971
	Worcester MA GO	4.000%	6/1/50	2,100	1,962
					2,271,526
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	280
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,006
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	306
					2,350
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	2,982	2,990
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	247	232
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,482	3,532
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	4,780	4,932
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,721	2,835
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,170	3,330
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	390
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	602	538
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	293	256
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	68
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	860	871
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	500
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	279	174
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	279	263
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	844	691
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	887	657
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	998
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,885	3,521

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,250	1,157
				28,185
Total Tax-Exempt Municipal Bonds (Cost $2,459,620)				2,302,061
Total Investments (99.0%) (Cost $2,459,620)				2,302,061
Other Assets and Liabilities—Net (1.0%)				23,020
Net Assets (100%)				2,325,081
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $42,097,000, representing 1.8% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
10	Securities with a value of $501,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	340	69,267	(165)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,302,061	—	2,302,061
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	165	—	—	165
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.